Investment Risks - Yorkville America 2X Long MANGOS Plus Daily Target ETF	Sep. 15, 2026
Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of MANGOS Plus ETF’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of MANGOS Plus ETF during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how MANGOS Plus ETF volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) MANGOS Plus ETF volatility; b) MANGOS Plus ETF performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to MANGOS Plus ETF. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of MANGOS Plus ETF volatility and MANGOS Plus ETF performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to MANGOS Plus ETF; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of MANGOS Plus ETF.

During periods of higher MANGOS Plus ETF volatility, the volatility of MANGOS Plus ETF may affect the Fund’s return as much as, or more than, the return of MANGOS Plus ETF. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of MANGOS Plus ETF during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if MANGOS Plus ETF provided no return over a one-year period during which MANGOS Plus ETF experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if MANGOS Plus ETF’s return is flat. For instance, if MANGOS Plus ETF’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of MANGOS Plus ETF and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of MANGOS
Plus ETF. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

MANGOS Plus ETF is newly launched and began trading in calendar year 2026. As of the date of this prospectus, MANGOS Plus ETF does not have a track record of historical performance or daily volatility. Accordingly, no annualized performance or volatility data is available for prior years.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of MANGOS Plus ETF will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in MANGOS Plus ETF, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if MANGOS Plus ETF subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if MANGOS Plus ETF does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with MANGOS Plus ETF and may increase the volatility of the Fund.
To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or underlying securities. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of MANGOS Plus ETF, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to MANGOS Plus ETF that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of MANGOS Plus ETF at the market close on the first trading day and the value of MANGOS Plus ETF at the time of purchase. If MANGOS Plus ETF gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if MANGOS Plus ETF declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of MANGOS Plus ETF.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to MANGOS Plus ETF and therefore achieve its daily leveraged investment objective. The Fund’s exposure to MANGOS Plus ETF is impacted by MANGOS Plus ETF’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to MANGOS Plus ETF at the end of each day. The possibility of the Fund being materially over- or under-exposed to MANGOS Plus ETF increases on days when MANGOS Plus ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) MANGOS Plus ETF. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with MANGOS Plus ETF. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to MANGOS Plus ETF. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of MANGOS Plus ETF. Any of these factors could decrease the correlation between the performance of the Fund and MANGOS Plus ETF and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. MANGOS Plus ETF is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Fund is not responsible for the performance of MANGOS Plus ETF and makes no representation as to the performance of MANGOS Plus ETF. Investing in the Fund is not equivalent to investing in MANGOS Plus ETF. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to MANGOS Plus ETF.

Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

MANGOS Plus ETF Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
MANGOS Plus ETF Investing Risk. Characteristics of the MANGOS Plus ETF may cause the Fund's investment exposure to be more volatile than the market generally. The value of the MANGOS Plus ETF may perform differently from the market as a whole. In addition to the risks generally associated with investments in equity securities, the MANGOS Plus ETF is subject to risks associated with investments in companies involved in the development, commercialization, infrastructure or adoption of artificial intelligence ("AI") and related technologies, including AI platform companies and companies involved in AI infrastructure, semiconductor manufacturing, advanced computing, data storage, networking and related technologies. Such companies may be subject to rapid technological change, intense competition, changing consumer and commercial demand, evolving regulatory requirements, cybersecurity risks, supply chain disruptions, geopolitical developments and significant stock price volatility. The MANGOS Plus ETF also may invest in derivative instruments and, to a limited extent, private companies, which may involve additional risks, including counterparty risk, valuation risk and liquidity risk. Because the MANGOS Plus ETF may invest a significant portion of its assets in a limited number of issuers and may have substantial exposure to the information technology and communications services sectors, adverse developments affecting those issuers or sectors may have a greater impact on the MANGOS Plus ETF than on a more broadly diversified investment. In addition, the MANGOS Plus ETF’s exposure to privately held Anthropic and OpenAI through total return swaps is subject to valuation and liquidity risks because the pricing of its underlying index, the MANGOS Plus Index, and weighting methodology relies on limited and potentially unreliable market information, including speculative pre-IPO perpetual futures markets. Inaccurate or volatile pricing and abrupt changes in index weightings may directly affect the value of the MANGOS Plus ETF’s swap positions and adversely affect its performance.

Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Other Investment Companies Risk. The Fund seeks to achieve its investment objective by obtaining leveraged exposure to the MANGOS Plus ETF, including through derivative instruments and direct investments in shares of the MANGOS Plus ETF. As a result, the Fund's performance will depend largely on the performance of the MANGOS Plus ETF and the securities and other investments held by the MANGOS Plus ETF. The risks of investing in the Fund therefore include the risks associated with investing in the MANGOS Plus ETF and its portfolio investments. In addition, to the extent the Fund invests directly in the MANGOS Plus ETF, shareholders indirectly bear a proportionate share of the fees and expenses of the MANGOS Plus ETF in addition to the Fund's own expenses. The use of the MANGOS Plus ETF as the Fund's underlying investment may increase the Fund's expenses and may reduce the Fund's performance relative to investing directly in the MANGOS Plus ETF.

MANGOS Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
MANGOS Companies Risk. The Fund's investment strategy is indirectly dependent upon the MANGOS Plus ETF's exposure to a limited number of companies that the investment adviser to the MANGOS Plus ETF identifies as "MANGOS Companies." The MANGOS Companies are expected to represent the MANGOS Plus ETF's core holdings and may constitute a substantial portion of the Fund's investment exposure. As a result, the Fund's performance may be significantly affected by the performance of a relatively small number of companies.

The MANGOS Companies may be subject to risks associated with artificial intelligence, software, internet platforms, cloud computing, advanced computing infrastructure, digital advertising, social media, semiconductor technologies, data centers, and other rapidly evolving technologies. The performance of these companies may be affected by competition, technological innovation, cybersecurity incidents, intellectual property disputes, regulatory developments, litigation, changes in consumer preferences, capital spending trends, and market expectations regarding future growth and profitability.

Certain MANGOS Companies may be privately held companies. Information regarding such companies may be limited, and the MANGOS Plus ETF's exposure may be obtained through derivative instruments rather than direct ownership of securities. The Fund's returns may be adversely affected if one or more MANGOS Companies experience operational difficulties, fail to meet market expectations, lose competitive advantages, or are otherwise negatively affected by market, economic, technological, or regulatory developments. Because the MANGOS Plus ETF's investment exposure is focused on a limited number of MANGOS Companies, the Fund may be more volatile than funds with broader diversification.

Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. The Fund obtains substantially all of its investment exposure directly or indirectly through the MANGOS Plus ETF. As a result, the Fund is subject to the concentration risks of the MANGOS Plus ETF. To the extent the MANGOS Plus ETF concentrates its investments in a particular industry or group of industries or has significant exposure to one or more market sectors, the Fund's performance may be more susceptible to economic, business, political, regulatory or other developments affecting those industries or sectors than if the Fund's investments were more broadly diversified. As of the date of this prospectus, the MANGOS Plus ETF has significant exposure to companies involved in artificial intelligence ("AI") and related technologies and is expected to have substantial exposure to the information technology and communication services sectors. Accordingly, adverse developments affecting those industries or sectors could have a greater impact on the Fund than on a fund that is not similarly concentrated.

Artificial Intelligence Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Companies Risk. Companies involved in the development, commercialization, deployment, infrastructure, or adoption of artificial intelligence ("AI") and related technologies may be subject to intense competition, rapid technological change, evolving industry standards, intellectual property disputes, cybersecurity risks, regulatory scrutiny, and substantial research and development expenditures. The commercial success of AI technologies may depend upon continued technological innovation, market acceptance, access to data, computing resources, semiconductor availability, and significant capital investment.

The AI industry is subject to evolving legal, regulatory, ethical, and political considerations, including those relating to privacy, data usage, intellectual property, transparency, consumer protection, competition, and national security. Changes in regulation, public perception, or technological developments could adversely affect companies represented in the underlying security. Because the underlying security may have significant exposure to AI-related companies, the Fund may be more volatile than funds with broader investment exposure.

Technology And AI Infrastructure Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology and AI Infrastructure Companies Risk. Companies involved in technology, semiconductors, computing hardware, cloud computing, networking, data center infrastructure, software, communications technology, power systems, cooling technologies, storage, memory, and other AI-related infrastructure businesses may be affected by rapid technological change, product obsolescence, pricing pressure, supply chain disruptions, manufacturing constraints, customer concentration, changing demand patterns, and intense competition.

Many technology and AI infrastructure companies depend upon continued investment in data centers, cloud computing, advanced semiconductors, networking infrastructure, and AI-related capital expenditures. Reductions in spending, delays in technology adoption, shortages of critical components, trade restrictions, or adverse economic conditions may negatively affect such companies. Securities of technology and AI infrastructure companies may experience substantial price volatility and may be more sensitive to changes in market expectations regarding future growth and profitability than companies operating in other industries.

Internet Platform And Digital Advertising Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Internet Platform and Digital Advertising Companies Risk. Companies that operate internet platforms, social media networks, digital advertising businesses, online communication services, and related technology ecosystems may be affected by changing consumer preferences, competition, advertising demand, privacy regulations, content moderation requirements, cybersecurity incidents, data protection laws, and governmental regulation. Such companies may depend heavily on advertising revenue and user engagement, both of which may be affected by economic conditions, technological disruption, regulatory developments, or changes in consumer behavior. Securities of such companies may experience substantial volatility in response to earnings announcements, regulatory actions, litigation, reputational concerns, or changes in advertising spending.

Aerospace And Space Technology Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Aerospace and Space Technology Companies Risk. Companies involved in aerospace, launch services, satellite communications, space infrastructure, space exploration, defense technologies, and related industries are subject to significant operational, technological, regulatory, and financial risks. Such companies may depend upon the successful development, testing, launch, deployment, and operation of complex technologies and systems, including launch vehicles, spacecraft, satellites, communications networks, and related infrastructure. Failures, delays, accidents, launch anomalies, cybersecurity incidents, manufacturing disruptions, supply chain constraints, or technological challenges may adversely affect such companies.

Aerospace and space technology companies often require substantial capital expenditures, significant research and development investments, and long development timelines. Their operations may be affected by governmental regulation, licensing requirements, national security considerations, international trade restrictions, defense spending priorities, governmental contracts, and geopolitical developments. Many companies in these industries operate in highly competitive markets and may be dependent upon a limited number of products, customers, launch opportunities, or strategic programs. As a result, the securities of such companies may experience significant volatility and may be more susceptible to adverse business, technological, regulatory, or market developments than companies operating in more diversified industries.

Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Private Company Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]
Private Company Exposure Risk. The Fund obtains indirect exposure to OpenAI and Anthropic through its investment in the MANGOS Plus ETF. The MANGOS Plus ETF obtains exposure to OpenAI and Anthropic through total return swaps referencing the private company components of the MANGOS Plus Index. To the extent available and consistent with the Index methodology, MANGOS Plus ETF may also hold a portion of its exposure to OpenAI and Anthropic, through direct or indirect investments in the private securities of those companies; while any such direct or indirect holdings are expected to represent a relatively small component of the MANGOS Plus ETF's overall exposure to OpenAI and Anthropic, such holdings subject the MANGOS Plus ETF, and the Fund, to additional risks beyond those associated with swap-based exposure.

Private companies, such as OpenAI and Anthropic, are not subject to the same disclosure, reporting, corporate governance and regulatory requirements as publicly traded companies. As a result, information regarding private companies may be more limited, less current, less transparent and less readily available than information regarding public companies.

The value of private companies may be difficult to determine and may be based on financing transactions, secondary market activity, valuation models or other estimates that may not accurately reflect the price at which an investment could be sold. The value ultimately realized through an initial public offering, acquisition, secondary transaction or other liquidity event may differ significantly from prior valuations. Instruments providing exposure to private companies, as well as direct investments in private companies, may be less liquid, more volatile and more difficult to value than investments in publicly traded companies and may be subject to substantial fluctuations in value. Because the Fund provides leveraged exposure to the MANGOS Plus ETF, changes in the value of the MANGOS Plus ETF's private company investments or instruments referencing private companies may have a magnified effect on the Fund's performance.

Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with MANGOS Plus ETF. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that MANGOS Plus ETF value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the MANGOS Plus ETF. Under such circumstances, the market for MANGOS Plus ETF may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of MANGOS Plus ETF and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for MANGOS Plus ETF and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of MANGOS Plus ETF and correlated derivative instruments.

Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with MANGOS Plus ETF and may incur substantial losses. If there is a significant intra-day market event and/or MANGOS Plus ETF experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including shares, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in shares of MANGOS Plus ETF does not provide leveraged exposure to MANGOS Plus ETF and, as a result, if the Fund invests directly in shares of MANGOS Plus ETF to a greater extent, the Fund may not achieve its 200% daily investment objective.

Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

ETF Risk, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETF Risk, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
ETF Risk, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
ETF Risk, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
ETF Risk, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.